PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details)		12 Months Ended			14 Months Ended
	Mar. 18, 2021	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Share-based compensation disclosures
Number of options granted under share incentive plan		15,404,097	8,921,248	13,520,720
Number of option outstanding under share incentive plans (in shares)		66,081,119	57,583,856	54,368,896	54,368,896	53,672,064
Number of options modified under share incentive plan				(6,686,792)
Number of options converted from the modified under share incentive plan				1,672,208
Share subdivision ratio	8
Share based payment award number of common stock issuable on vesting of outstanding stock option ratio	1
Share based payment award number of common stock issuable on vesting of outstanding restricted stock ratio	1
Share based payment award stock options subdivision conversion ratio	8
Share Based Payment Award Restricted Stock Shares Subdivision Conversion Ratio	8
Before Share Subdivision [Member]
Share-based compensation disclosures
Ratio of ADSs to ordinary shares	1
Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Requisite service period		4 years	4 years
Ctrip 2007 Incentive Plan | Stock options | Employees | After Share Subdivision [Member]
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		15,290,480	17,067,456
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision [Member]
Share-based compensation disclosures
Restricted stock units outstanding (in shares)		320	23,192
Global Incentive Plan | Stock options | Employees | After Share Subdivision [Member]
Share-based compensation disclosures
Number of options granted under share incentive plan		15,404,097	8,921,248
Number of option outstanding under share incentive plans (in shares)		50,790,639	40,516,400
Global Incentive Plan | Restricted stock units (RSUs) | Employees
Share-based compensation disclosures
Number of options granted under share incentive plan			550,888
Global Incentive Plan | Restricted stock units (RSUs) | Employees | After Share Subdivision [Member]
Share-based compensation disclosures
Number of options granted under share incentive plan		255,004
Restricted stock units outstanding (in shares)		869,300	911,320
Modification
Share-based compensation disclosures
Share-based payment award, plan modification, description and terms		exercise price exceeding US$40
Modification | After Share Subdivision [Member]
Share-based compensation disclosures
Number of options modified under share incentive plan		6,686,792
Number of options converted from the modified under share incentive plan					1,672,208